FINANCIAL ASSETS AND LIABILITIES - Summary of Credit Risk (Detail) - Credit risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Exposure to risk	R$ 28,817,140	R$ 24,956,110
Cash and cash equivalents [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	16,903,542	14,658,481
Trade receivables [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	3,995,734	3,444,636
Marketable securities [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	3,386,301	3,503,961
Restricted cash [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	174,303	203,252
Derivative financial instruments [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	3,799,328	2,546,799
Receivables from related parties [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	399,889	340,091
Receivable dividends and interest on equity [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	153,548	255,777
Other financial assets [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	R$ 4,495	R$ 3,113